Submission	Oct. 29, 2025
Submission [Line Items]
Central Index Key	0001497186
Registrant Name	Western Asset High Yield Opportunity Fund Inc.
Form Type	N-2
Submission Type	N-2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A